STOCK AWARDS, WARRANTS AND OPTIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Warrants Outstanding	303,881	332,281	1,733,599
Range of Exercise Prices	$ 10.02	$ 17.20	$ 3.38
Period Issuance one [Member]
Class of Warrant or Right [Line Items]
Grant Date	Apr. 21, 2010
Warrants Outstanding	52,650
Range of Exercise Prices	$ 47.00
Expiration Date	Apr. 21, 2015
Period Issuance two [Member]
Class of Warrant or Right [Line Items]
Grant Date	Apr. 04, 2012
Warrants Outstanding	187
Range of Exercise Prices	$ 2.27
Expiration Date	Apr. 04, 2017
Period Issuance three [Member]
Class of Warrant or Right [Line Items]
Grant Date	Nov. 20, 2013
Warrants Outstanding	251,044
Range of Exercise Prices	$ 2.27
Expiration Date	Nov. 20, 2018